Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (43,328)	$ (58,990)	$ (57,429)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	10,703	13,437	11,021
Allowance for expected credit losses	1,208	245	697
Recovery of related party receivable			(50)
Provision for obsolete and excess inventory	3,846	3,400	9,537
Stock-based compensation	27,255	33,660	33,939
Impairment of equity method investment			2,281
Gain from sales of investment	(1,619)	(6,835)	(1,669)
Change in fair value of warrant liabilities	(4)	(11)	(1,063)
Loss on disposal of property and equipment	600	180	431
Unrealized loss on marketable securities	5	4	55
Deferred income taxes	726	(679)	12,499
Changes in operating assets and liabilities:
Accounts receivable	14,473	2,758	(21,969)
Inventories	32,882	16,781	78,766
Prepaid expenses	(850)	3,583	905
Other assets	17,416	7,086	9,982
Accounts payable	(57,403)	(898)	(14,063)
Accrued liabilities and other liabilities	(8,365)	(12,063)	(34,449)
Deferred revenue	1,634	(5,497)	(8,941)
Net cash provided by (used in) operating activities	(821)	(3,839)	20,480
Cash flows from investing activities:
Payments to acquire property and equipment	(3,618)	(30,265)	(9,190)
Proceeds on disposal of property and equipment	2,194	176	1
Proceeds from sale of investment	3,869	15,835	5,419
Net cash provided by (used in) investing activities	2,445	(14,254)	(3,770)
Cash flows from financing activities:
Borrowings under line of credit	72,479	66,502	46,188
Repayments under line of credit	(72,474)	(65,098)	(45,742)
Repayments of long-term debt	(1,325)	(264)	(274)
Proceeds from exercise of stock options	113	1,194	2,890
Payments for employee taxes related to stock compensation	(1,343)	(774)	(1,514)
Repurchase and retirement of common stock	(3,503)
Net cash provided by (used in) financing activities	(6,053)	1,560	1,548
Foreign currency effect on cash, cash equivalents and restricted cash	(2,303)	(499)	918
Net increase (decrease) in cash, cash equivalents and restricted cash	(6,732)	(17,032)	19,176
Cash, cash equivalents and restricted cash:
Beginning of period	106,474	123,506	104,330
End of period	99,742	106,474	123,506
Supplemental disclosures of cash flow information:
Cash paid for interest	1,404	1,265	558
Cash paid for income taxes	223	342	4,963
Supplemental schedule of noncash investing activities
Cashless exercise of stock options	9,667		723
ROU assets exchanged for lease liabilities	$ 69	$ 18,861	$ 7,517